Segment reporting (Details) - Schedule of operating income (loss) before income taxes - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating income (loss) before income taxes [Abstract]
Net loss	S/ (117,088)	S/ (190,344)	S/ (838,642)
Financial income and expenses	272,527	117,523	178,787
Income tax	38,738	58,444	303,371
Depreciation and amortization	205,307	197,125	219,817
Initial EBITDA	399,484	182,748	(136,667)
Impairment of investments			261,924
Impairment of accounts receivables	19,967	102,148	332,862
Impairment of goodwill			33,089
Provisions: civil compensation and legal claims	30,457	89,084	127,147
Provisions for labor claims		7,434
Put option on Morelco acquisition	(70,322)
Impairment recovery			(40,094)
Adjusted EBITDA	S/ 379,586	S/ 381,414	S/ 578,261